Statutory Surplus Reserves - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 1,586,013		$ 1,581,467
Restricted paid in capital, additional paid in capital and statutory surplus reserves	1,996,089	¥ 13,019	1,991,542	¥ 12,987
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	$ 4,437,154		$ 3,349,097